INSURANCE CONTRACTS - Components of Loss Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance Contracts [Abstract]
Case reserves	$ 54	$ 78
Incurred but not reported reserves	13	53
Discounting	(1)	(1)
Provisions for adverse deviation	5	14
Total loss reserves	$ 71	$ 144	$ 105